                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10353

Morgan Stanley KLD Social Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2005

Date of reporting period: November 30, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY KLD SOCIAL INDEX FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended November 30, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED NOVEMBER 30, 2005

                                                   KLD         LIPPER
                                             LARGE CAP      LARGE-CAP
                                            SOCIAL(SM)     CORE FUNDS
 CLASS A    CLASS B    CLASS C    CLASS D     INDEX(1)       INDEX(2)
   9.59%      8.72%      8.69%      9.80%       10.46%          8.70%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The annual reporting period opened on an optimistic note. Despite high oil prices and ongoing increases to the federal funds target rate, stocks rallied through December. The market was buoyed by a variety of factors, including the undisputed presidential election, indications of steady economic growth, a pick up in merger-and-acquisition activity and initial public offerings, as well as good corporate earnings.

In contrast to the strong close of 2004, the first months of 2005 were far less ebullient. Stocks retreated amid profit taking and deteriorating sentiment. Investors grew increasingly apprehensive about soaring oil prices, inflationary pressures, the Federal Open Market Committee's (the "Fed") interest rate tightenings, and the pace of economic growth. Additionally, the misfortunes of the auto industry called into question the strength of the U.S. economy. Although oil prices continued to increase, the climate brightened by late spring. Encouraging economic data, increased consumer confidence, waning inflationary fears and many solid corporate earnings announcements boosted the stock market.

Against the backdrop of mixed economic data and additional increases in the federal funds rate, the markets became increasingly choppy from August through mid-October. The Gulf Coast hurricanes sent oil prices spiking and created anxiety about the economy, particularly given the Fed's resolve to continue raising rates.

In mid-October, the stock market regained its equilibrium. Declining oil prices, better-than-expected economic data, the nomination of Ben Bernanke to head the Federal Reserve, and strengthening consumer trends provided a boost to investor sentiment in the final portion of October. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, a boost in consumer confidence, continued declines in oil prices, strong retail trends (excluding the auto industry), and acceptable housing data.

PERFORMANCE ANALYSIS

Morgan Stanley KLD Social Index Fund underperformed the KLD Large Cap Social(SM) Index* for the 12 months ended November 30, 2005, after the deduction of the Fund's fees and expenses and assuming no deduction of applicable sales charges. Class A, B and D shares outperformed and Class C shares narrowly underperformed the Lipper Large-Cap Core Funds Index for the same time period, assuming no deduction of sales charges.

The gains of the Fund and the Index were supported by positive performance across all 10 sectors of the Index. In terms of absolute returns, the top performing sectors were energy, healthcare and utilities. Rising commodity prices and increased demand provided support for the energy and utilities sector. Within healthcare, the equipment and services industry was particularly strong, boosted by pricing power and new plan member enrollments within healthcare services. Biotechnology and pharmaceutical stocks also contributed to the sector's gains as favorable drug trial results were well received by the market.

While all the sectors generated positive performance, two industry groups landed in negative territory. The auto sector was plagued by a host of issues, including missed earnings, credit downgrades and labor problems. In the media industry, traditional companies came under increased pressure from Internet competitors for advertising revenues; stock-specific setbacks also hindered the group.

Given that the KLD Large Cap Social(SM) Index is market capitalization weighted (and that the Fund seeks to replicate the performance attributes of the Index, before Fund fees), the overall contribution of each sector was influenced by its relative size within the Index and the Fund portfolio. In terms of overall contributions to returns, the healthcare, financial and technology sectors added most significantly to positive performance. As discussed previously, healthcare services, biotechnology and pharmaceuticals were among the principal drivers. Much of the contribution of the financials and technology sectors reflected their sizable weightings within the Index. That said, diversified financial services performed briskly, boosted by investment banking activity, such as mergers and acquisitions. Technology included pockets of both strength and weakness, due to company specific factors.

On an industry level, media stocks slowed the pace of the Index and the Fund most significantly. On a sector basis, the telecommunications sector contributed the least to overall performance. Here, performance was hindered as the market gravitated away from companies pursuing acquisitions.

From a market capitalization perspective, small cap stocks contributed the most to upside performance, while mega caps lagged.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Microsoft Corp.                                3.1%
Procter & Gamble Co. (The)                     2.4
Johnson & Johnson                              2.2
Intel Corp.                                    2.1
American International Group, Inc.             1.9
International Business Machines Corp.          1.8
JPMorgan Chase & Co.                           1.6
Cisco Systems, Inc.                            1.4
Wells Fargo & Co.                              1.3
Amgen Inc                                      1.3

TOP FIVE INDUSTRIES

Packaged Software                              4.5%
Semiconductors                                 4.2
Major Banks                                    4.0
Major Telecommunications                       4.0
Household/Personal Care                        3.5

DATA AS OF NOVEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* THE KLD LARGE CAP SOCIAL(SM) INDEX IS DERIVED FROM THE CONSTITUENTS OF THE RUSSELL 1000(R) INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE KLD LARGE CAP SOCIAL(SM) INDEX (KLD INDEX) IS A SERVICE MARK OF KLD RESEARCH & ANALYTICS, INC.
(KLD). MORGAN STANLEY KLD SOCIAL INDEX FUND IS NOT PROMOTED OR ENDORSED BY, OR IN ANY WAY AFFILIATED WITH KLD. KLD IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUND OR ANY ASSOCIATED LITERATURE OR PUBLICATIONS. KLD MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. THE RUSSELL 1000(R) INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY (FRC). THE USE OF THE RUSSELL 1000(R) INDEX AS THE UNIVERSE FOR THE KLD INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRC AS TO THE ATTRACTIVENESS OF THE KLD INDEX OR OF THE INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 1000(R) INDEX OR KLD INDEX ARE BASED.

THE INVESTMENT PERFORMANCE OF THE KLD INDEX DOES NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE FUND'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES INCLUDED IN THE KLD INDEX, AN INDEX COMPRISED OF STOCKS THAT MEET CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA. THE KLD INDEX IS A COMMON STOCK INDEX COMPRISED OF THE STOCKS OF U.S. COMPANIES WHICH ARE WEIGHTED ACCORDING TO MARKET CAPITALIZATION. THE KLD INDEX WAS DEVELOPED BY KLD RESEARCH & ANALYTICS, INC. ("KLD") BASED ON CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA. THE KLD INDEX IS DERIVED BY KLD FROM THE CONSTITUENTS OF THE RUSSELL 1000(R) INDEX. THE RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1000 LARGEST COMPANIES IN THE UNITED STATES AND IS CONSIDERED REPRESENTATIVE OF THE U.S. LARGE CAPITALIZATION SECURITIES MARKET. THE RUSSELL 1000(R) INDEX IS RECONSTITUTED ANNUALLY ON JUNE 30.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS

(AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT

($ IN THOUSANDS)

                CLASS A^^      CLASS B^^    CLASS C^^       CLASS D^^      KLD INDEX(1)   LIPPER LARGE-CAP CORE FUNDS INDEX(2)
Jul-2001        $   9,475      $  10,000    $  10,000       $  10,000        $ 10,000                  $   10,000
Aug-2001        $   8,783      $   9,260    $   9,260       $   9,270        $  9,272                  $    9,403
Nov-2001        $   8,897      $   9,360    $   9,360       $   9,400        $  9,407                  $    9,477
Feb-2002        $   8,524      $   8,945    $   8,946       $   9,004        $  9,015                  $    9,275
May-2002        $   8,334      $   8,735    $   8,736       $   8,812        $  8,822                  $    9,023
Aug-2002        $   7,048      $   7,374    $   7,382       $   7,464        $  7,485                  $    7,840
Nov-2002        $   7,362      $   7,684    $   7,683       $   7,786        $  7,848                  $    7,969
Feb-2003        $   6,638      $   6,908    $   6,914       $   7,025        $  7,080                  $    7,254
May-2003        $   7,635      $   7,936    $   7,946       $   8,090        $  8,203                  $    8,234
Aug-2003        $   8,061      $   8,360    $   8,361       $   8,540        $  8,683                  $    8,610
Nov-2003        $   8,593      $   8,894    $   8,898       $   9,114        $  9,258                  $    8,990
Feb-2004        $   9,210      $   9,528    $   9,524       $   9,778        $  9,939                  $    9,668
May-2004        $   9,102      $   9,386    $   9,392       $   9,654        $  9,796                  $    9,464
Aug-2004        $   8,878      $   9,134    $   9,148       $   9,427        $  9,529                  $    9,298
Nov-2004        $   9,522      $   9,781    $   9,798       $  10,120        $ 10,250                  $    9,894
Feb-2005        $   9,663      $   9,911    $   9,922       $  10,281        $ 10,421                  $   10,158
May-2005        $   9,713      $   9,941    $   9,943       $  10,333        $ 10,469                  $   10,066
Aug-2005        $  10,040      $  10,247    $  10,260       $  10,680        $ 10,866                  $   10,363
Nov-2005        $  10,436      $  10,434    $  10,649       $  11,111        $ 11,323                  $   10,754

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2005

                      CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES++
                     (SINCE 07/13/01)       (SINCE 07/13/01)     (SINCE 07/13/01)       (SINCE 07/13/01)
SYMBOL                          SIXAX                  SIXBX                SIXCX                  SIXDX
1 YEAR                           9.59%(3)               8.72%(3)             8.69%(3)               9.80%(3)
                                 3.84(4)                3.72(4)              7.69(4)                  --
SINCE INCEPTION                  2.23(3)                1.41(3)              1.45(3)                2.43(3)
                                 0.98(4)                0.97(4)              1.45(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE KLD LARGE CAP SOCIAL(SM) INDEX BEGINS WITH THE RUSSELL 1000(R) INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. THE INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^^   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 - 11/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   BEGINNING        ENDING        EXPENSES PAID
                                                 ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                 -------------   -------------   ---------------
                                                                                    06/01/05 -
                                                    06/01/05        11/30/05        11/30/05
                                                 -------------   -------------   ---------------
CLASS A
Actual (7.44% return)                             $   1,000.00    $   1,074.40       $   1.30
Hypothetical (5% annual return before expenses)   $   1,000.00    $   1,023.82       $   1.27

CLASS B
Actual (6.97% return)                             $   1,000.00    $   1,069.70       $   5.19
Hypothetical (5% annual return before expenses)   $   1,000.00    $   1,020.05       $   5.06

CLASS C
Actual (7.11% return)                             $   1,000.00    $   1,071.10       $   5.19
Hypothetical (5% annual return before expenses)   $   1,000.00    $   1,020.05       $   5.06

CLASS D
Actual (7.53% return)                             $   1,000.00    $   1,075.30       $   0.00
Hypothetical (5% annual return before expenses)   $   1,000.00    $   1,025.07       $   0.00

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.25%, 1.00%, 1.00% AND 0.00% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 2.58%, 3.33%, 3.33% AND 2.33% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

MORGAN STANLEY KLD SOCIAL INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005

NUMBER OF
 SHARES                                                                VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS (91.1%)
              ADVERTISING/MARKETING SERVICES (0.3%)
      271     Lamar Advertising Co. (Class A)*                     $      12,561
      494     Omnicom Group, Inc.                                         41,773
                                                                   -------------
                                                                          54,334
                                                                   -------------
              AIR FREIGHT/COURIERS (1.1%)
      522     C.H. Robinson Worldwide, Inc.                               21,115
      256     Expeditors International of Washington, Inc.                18,179
      761     FedEx Corp.                                                 74,289
    1,456     United Parcel Service, Inc. (Class B)                      113,422
                                                                   -------------
                                                                         227,005
                                                                   -------------
              AIRLINES (0.2%)
    2,183     Southwest Airlines Co.                                      36,020
                                                                   -------------
              APPAREL/FOOTWEAR (0.4%)
      980     Coach, Inc.*                                                33,741
      340     Liz Claiborne, Inc.                                         11,859
      448     Nike, Inc. (Class B)                                        38,214
                                                                   -------------
                                                                          83,814
                                                                   -------------
              APPAREL/FOOTWEAR RETAIL (0.7%)
      414     Chico's FAS, Inc.*                                          18,262
      540     Foot Locker, Inc.                                           11,783
    1,634     Gap, Inc. (The)                                             28,399
    1,054     Limited Brands, Inc.                                        23,452
      560     Nordstrom, Inc.                                             20,653
      442     Ross Stores, Inc.                                           12,155
    1,256     TJX Companies, Inc. (The)                                   28,147
                                                                   -------------
                                                                         142,851
                                                                   -------------
              AUTO PARTS: O.E.M. (0.3%)
      290     Autoliv, Inc.                                               12,690
      436     Dana Corp.                                                   3,039
      574     Gentex Corp.                                                10,808
      536     Johnson Controls, Inc.                                      37,225
                                                                   -------------
                                                                          63,762
                                                                   -------------
              BEVERAGES: NON-ALCOHOLIC (1.2%)
    5,374     Coca-Cola Co. (The)                                  $     229,416
      568     Coca-Cola Enterprises Inc.                                  10,917
      412     Pepsi Bottling Group, Inc. (The)                            12,154
                                                                   -------------
                                                                         252,487
                                                                   -------------
              BIOTECHNOLOGY (2.1%)
    3,301     Amgen Inc.*                                                267,150
      865     Biogen Idec Inc.*                                           37,031
      155     Cephalon, Inc.*                                              7,882
      577     Genzyme Corp.*                                              42,894
    1,090     Gilead Sciences, Inc.*                                      55,252
      158     Invitrogen Corp.*                                           10,531
      654     MedImmune, Inc.*                                            23,485
      913     Millennium Pharmaceuticals, Inc.*                            9,596
      104     OSI Pharmaceuticals Inc.*                                    2,522
                                                                   -------------
                                                                         456,343
                                                                   -------------
              BROADCASTING (0.2%)
    3,209     Sirius Satellite Radio Inc.*                                22,944
      623     Univision Communications, Inc. (Class A)*                   18,833
      354     XM Satellite Radio Holdings Inc. (Class A)*                 10,358
                                                                   -------------
                                                                          52,135
                                                                   -------------
              BUILDING PRODUCTS (0.3%)
      597     American Standard Companies, Inc.                           22,735
    1,134     Masco Corp.                                                 33,759
                                                                   -------------
                                                                          56,494
                                                                   -------------
              CABLE/SATELLITE TV (1.0%)
    5,456     Comcast Corp. (Class A)*                                   144,038
    1,123     Liberty Global Inc. (Class A)*                              25,054
    6,981     Liberty Media Corp. (Class A)*                              53,614
                                                                   -------------
                                                                         222,706
                                                                   -------------
              CHEMICALS: MAJOR DIVERSIFIED (0.2%)
      801     Engelhard Corp.                                             23,630
      298     Rohm & Haas Co.                                             13,052
                                                                   -------------
                                                                          36,682
                                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              CHEMICALS: SPECIALTY (0.4%)
      579     Air Products & Chemicals, Inc.                       $      34,259
      828     Praxair, Inc.                                               43,056
      256     Sigma-Aldrich Corp.                                         16,906
                                                                   -------------
                                                                          94,221
                                                                   -------------
              COMMERCIAL PRINTING/FORMS (0.1%)
      619     Donnelley (R.R.) & Sons Co.                                 21,170
                                                                   -------------
              COMPUTER COMMUNICATIONS (1.7%)
    1,213     Avaya Inc.*                                                 14,459
   17,228     Cisco Systems, Inc.*                                       302,179
    1,482     Juniper Networks, Inc.*                                     33,330
      305     QLogic Corp.*                                               10,083
                                                                   -------------
                                                                         360,051
                                                                   -------------
              COMPUTER PERIPHERALS (0.6%)
    6,166     EMC Corp.*                                                  85,892
      331     Lexmark International, Inc. (Class A)*                      15,762
      799     Network Appliance, Inc.*                                    23,267
      190     Zebra Technologies Corp. (Class A)*                          8,575
                                                                   -------------
                                                                         133,496
                                                                   -------------
              COMPUTER PROCESSING HARDWARE (2.8%)
    1,936     Apple Computer, Inc.*                                      131,301
    6,450     Dell, Inc.*                                                194,532
    7,775     Hewlett-Packard Co.                                        230,684
      458     NCR Corp.*                                                  15,549
    8,482     Sun Microsystems, Inc.*                                     31,977
                                                                   -------------
                                                                         604,043
                                                                   -------------
              CONSTRUCTION MATERIALS (0.1%)
      261     Vulcan Materials Co.                                        17,409
                                                                   -------------
              CONTAINERS/PACKAGING (0.2%)
      387     Pactiv Corp.*                                                7,833
      219     Sealed Air Corp.*                                           11,324
      314     Temple-Inland Inc.                                          13,147
                                                                   -------------
                                                                          32,304
                                                                   -------------
              CONTRACT DRILLING (0.2%)
      555     ENSCO International Inc.                             $      26,285
      215     Rowan Companies, Inc.                                        7,714
                                                                   -------------
                                                                          33,999
                                                                   -------------
              DATA PROCESSING SERVICES (0.7%)
    1,511     Automatic Data Processing, Inc.                             71,017
      591     Ceridian Corp.*                                             14,184
      236     DST Systems, Inc.*                                          14,035
      493     Fiserv, Inc.*                                               22,436
      825     Paychex, Inc.                                               34,988
                                                                   -------------
                                                                         156,660
                                                                   -------------
              DEPARTMENT STORES (0.3%)
      764     Kohl's Corp.*                                               35,144
      649     Penney (J.C.) Co., Inc.                                     34,053
                                                                   -------------
                                                                          69,197
                                                                   -------------
              DISCOUNT STORES (1.0%)
    1,169     Costco Wholesale Corp.                                      58,427
      777     Dollar General Corp.                                        14,693
      273     Dollar Tree Stores, Inc.*                                    6,268
      414     Family Dollar Stores, Inc.                                   9,319
    2,326     Target Corp.                                               124,464
                                                                   -------------
                                                                         213,171
                                                                   -------------
              DRUGSTORE CHAINS (0.8%)
    2,024     CVS Corp.                                                   54,688
    2,610     Walgreen Co.                                               119,225
                                                                   -------------
                                                                         173,913
                                                                   -------------
              ELECTRIC UTILITIES (0.2%)
    1,606     AES Corp. (The)*                                            25,328
      600     Pepco Holdings, Inc.                                        13,002
                                                                   -------------
                                                                          38,330
                                                                   -------------
              ELECTRICAL PRODUCTS (0.6%)
      461     American Power Conversion Corp.                             10,331
    1,074     Emerson Electric Co.                                        81,205
      253     Energizer Holdings, Inc.*                                   13,336
      116     Hubbell, Inc. (Class B)                                      5,627
      504     Molex Inc.                                                  13,502
                                                                   -------------
                                                                         124,001
                                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (0.3%)
      586     Jabil Circuit, Inc.*                                 $      19,408
      378     SanDisk Corp.*                                              19,301
    2,800     Solectron Corp.*                                            10,052
      472     Vishay Intertechnology, Inc.*                                6,056
                                                                   -------------
                                                                          54,817
                                                                   -------------
              ELECTRONIC DISTRIBUTORS (0.1%)
      400     Arrow Electronics, Inc.*                                    12,400
      209     CDW Corp.                                                   12,258
                                                                   -------------
                                                                          24,658
                                                                   -------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (0.3%)
      360     Scientific-Atlanta, Inc.                                    15,235
       40     Symbol Technologies, Inc.                                      457
      381     Tektronix, Inc.                                              9,750
      460     Thermo Electron Corp.*                                      14,191
    1,995     Xerox Corp.*                                                28,329
                                                                   -------------
                                                                          67,962
                                                                   -------------
              ELECTRONIC PRODUCTION EQUIPMENT (0.7%)
    4,295     Applied Materials, Inc.                                     77,782
      770     Cadence Design Systems, Inc.*                               13,198
      539     KLA-Tencor Corp.                                            27,591
      593     Lam Research Corp.*                                         22,261
      391     Novellus Systems, Inc.*                                      9,646
      357     Synopsys, Inc.*                                              6,969
                                                                   -------------
                                                                         157,447
                                                                   -------------
              ELECTRONICS/APPLIANCE STORES (0.4%)
    1,011     Best Buy Co., Inc.                                          48,771
      631     Circuit City Stores - Circuit City Group                    13,207
      597     RadioShack Corp.                                            13,618
                                                                   -------------
                                                                          75,596
                                                                   -------------
              ELECTRONICS/APPLIANCES (0.2%)
      170     Harman International Industries, Inc.                       16,575
      219     Whirlpool Corp.                                             17,925
                                                                   -------------
                                                                          34,500
                                                                   -------------
              FINANCE/RENTAL/LEASING (2.5%)
      325     Allied Capital Corp.                                 $       9,831
      897     Capital One Financial Corp.                                 74,505
      539     CIT Group, Inc.                                             26,681
    1,423     Countrywide Financial Corp.                                 49,535
    2,469     Fannie Mae                                                 118,635
    1,754     Freddie Mac                                                109,537
    2,894     MBNA Corp.                                                  77,472
      138     Ryder System, Inc.                                           5,855
    1,118     SLM Corp.                                                   58,751
                                                                   -------------
                                                                         530,802
                                                                   -------------
              FINANCIAL CONGLOMERATES (3.3%)
    2,875     American Express Co.                                       147,834
    9,079     JPMorgan Chase & Co.                                       347,272
      813     Principal Financial Group, Inc.                             41,195
    1,364     Prudential Financial, Inc.                                 105,574
      832     State Street Corp.                                          47,998
                                                                   -------------
                                                                         689,873
                                                                   -------------
              FINANCIAL PUBLISHING/SERVICES (0.5%)
      230     Dun & Bradstreet Corp.*                                     14,950
    1,016     McGraw-Hill Companies, Inc. (The)                           53,899
      668     Moody's Corp.                                               40,180
                                                                   -------------
                                                                         109,029
                                                                   -------------
              FOOD DISTRIBUTORS (0.2%)
    1,627     SYSCO Corp.                                                 52,585
                                                                   -------------
              FOOD RETAIL (0.6%)
      974     Albertson's, Inc.                                           22,889
    1,919     Kroger Co.*                                                 37,344
    1,206     Safeway Inc.                                                28,040
      408     Supervalu, Inc.                                             13,350
      129     Whole Foods Market, Inc.                                    18,999
                                                                   -------------
                                                                         120,622
                                                                   -------------
              FOOD: MAJOR DIVERSIFIED (1.8%)
      560     Campbell Soup Co.                                           16,918
      738     General Mills, Inc.                                         35,077
      978     Heinz (H.J.) Co.                                            33,956
      621     Kellogg Co.                                                 27,367

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
    4,349     PepsiCo, Inc.                                        $     257,461
       78     TreeHouse Foods, Inc.*                                       1,538
                                                                   -------------
                                                                         372,317
                                                                   -------------
              FOOD: MEAT/FISH/DAIRY (0.1%)
      391     Dean Foods Co.*                                             14,932
                                                                   -------------
              FOOD: SPECIALTY/CANDY (0.3%)
      464     Hershey Foods Corp.                                         25,158
      349     McCormick & Co., Inc. (Non-Voting)                          10,896
      100     Smucker (J.M.) Co.                                           4,535
      406     Wrigley (Wm.) Jr. Co.                                       27,848
                                                                   -------------
                                                                          68,437
                                                                   -------------
              GAS DISTRIBUTORS (0.4%)
      794     Equitable Resources, Inc.                                   29,688
      487     KeySpan Corp.                                               16,344
      811     NiSource, Inc.                                              17,461
      300     Questar Corp.                                               22,368
                                                                   -------------
                                                                          85,861
                                                                   -------------
              HOME BUILDING (0.5%)
      342     Centex Corp.                                                24,573
      900     D.R. Horton, Inc.                                           31,896
      260     KB Home                                                     18,140
      298     Lennar Corp. (Class A)                                      17,189
      542     Pulte Homes, Inc.                                           22,563
                                                                   -------------
                                                                         114,361
                                                                   -------------
              HOME FURNISHINGS (0.2%)
      564     Leggett & Platt, Inc.                                       13,243
      160     Mohawk Industries, Inc.*                                    14,077
      704     Newell Rubbermaid, Inc.                                     16,241
                                                                   -------------
                                                                          43,561
                                                                   -------------
              HOME IMPROVEMENT CHAINS (1.8%)
      400     Fastenal Co.                                                15,880
    5,712     Home Depot, Inc. (The)                                     238,647
    2,003     Lowe's Companies, Inc.                                     135,162
                                                                   -------------
                                                                         389,689
                                                                   -------------
              HOSPITAL/NURSING MANAGEMENT (0.2%)
      709     Health Management Associates, Inc. (Class A)         $      16,605
      312     Manor Care, Inc.                                            12,302
      192     Triad Hospitals, Inc.*                                       8,191
                                                                   -------------
                                                                          37,098
                                                                   -------------
              HOUSEHOLD/PERSONAL CARE (3.5%)
      214     Alberto-Culver Co.                                           9,305
    1,202     Avon Products, Inc.                                         32,875
      415     Clorox Co. (The)                                            22,526
    1,355     Colgate-Palmolive Co.                                       73,875
      310     Estee Lauder Companies, Inc. (The) (Class A)                10,233
    1,277     Kimberly-Clark Corp.                                        75,317
    9,042     Procter & Gamble Co. (The)                                 517,112
                                                                   -------------
                                                                         741,243
                                                                   -------------
              INDUSTRIAL CONGLOMERATES (0.8%)
    1,992     3M Co.                                                     156,332
      218     SPX Corp.                                                   10,263
                                                                   -------------
                                                                         166,595
                                                                   -------------
              INDUSTRIAL MACHINERY (0.3%)
      674     Illinois Tool Works Inc.                                    59,494
                                                                   -------------
              INDUSTRIAL SPECIALTIES (0.1%)
      510     Ecolab Inc.                                                 16,968
                                                                   -------------
              INFORMATION TECHNOLOGY SERVICES (2.1%)
      471     Citrix Systems, Inc.*                                       12,783
      372     Cognizant Technology Solutions Corp. (Class A)*             18,075
    1,297     Electronic Data Systems Corp.                               29,896
    4,294     International Business Machines Corp.                      381,737
      846     Unisys Corp.*                                                5,203
                                                                   -------------
                                                                         447,694
                                                                   -------------
              INSURANCE BROKERS/SERVICES (0.2%)
      189     Gallagher (Arthur J.) & Co.                                  5,755

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
    1,333     Marsh & McLennan Companies, Inc.                     $      41,176
                                                                   -------------
                                                                          46,931
                                                                   -------------
              INTERNET RETAIL (0.2%)
      788     Amazon.com, Inc.*                                           38,186
      527     IAC/InterActiveCorp*                                        14,550
                                                                   -------------
                                                                          52,736
                                                                   -------------
              INTERNET SOFTWARE/SERVICES (0.9%)
      900     BEA Systems, Inc.*                                           7,893
      393     Google, Inc. (Class A)*                                    159,161
    1,089     Siebel Systems, Inc.                                        11,435
      641     VeriSign, Inc.*                                             14,249
                                                                   -------------
                                                                         192,738
                                                                   -------------
              INVESTMENT BANKS/BROKERS (2.0%)
      577     Ameritrade Holding Corp.*                                   13,480
       81     Chicago Mercantile Exchange Holdings, Inc.                  28,686
      300     Edwards (A.G.), Inc.                                        13,221
      984     Goldman Sachs Group Inc. (The)                             126,897
      285     Legg Mason, Inc.                                            34,955
    2,441     Merrill Lynch & Co., Inc.                                  162,131
    2,559     Schwab (Charles) Corp. (The)                                39,025
                                                                   -------------
                                                                         418,395
                                                                   -------------
              INVESTMENT MANAGERS (0.6%)
      568     Eaton Vance Corp. (Non-Voting)                              15,609
      409     Franklin Resources, Inc.                                    37,988
      100     Investors Financial Services Corp.                           3,775
      633     Janus Capital Group, Inc.                                   12,135
    1,102     Mellon Financial Corp.                                      37,071
      267     Price (T.) Rowe Group, Inc.                                 19,211
                                                                   -------------
                                                                         125,789
                                                                   -------------
              LIFE/HEALTH INSURANCE (0.6%)
    1,295     AFLAC, Inc.                                                 62,160
      376     Jefferson-Pilot Corp.                                       20,887
      484     Lincoln National Corp.                                      25,158
      693     UnumProvident Corp.                                  $      15,246
                                                                   -------------
                                                                         123,451
                                                                   -------------
              MAJOR BANKS (4.0%)
    1,430     BB&T Corp.                                                  60,847
      475     Comerica, Inc.                                              27,393
    1,115     KeyCorp.                                                    36,973
    1,514     National City Corp.                                         51,340
      725     PNC Financial Services Group                                46,233
      852     Popular, Inc.                                               18,897
    1,174     Regions Financial Corp.                                     39,552
      835     SunTrust Banks, Inc.                                        60,738
      281     TD Banknorth, Inc.                                           8,340
      170     UnionBanCal Corp.                                           11,764
    4,097     Wachovia Corp.                                             218,780
    4,300     Wells Fargo & Co.                                          270,255
                                                                   -------------
                                                                         851,112
                                                                   -------------
              MAJOR TELECOMMUNICATIONS (4.0%)
      849     ALLTEL Corp.                                                56,740
   10,014     AT&T Inc.                                                  249,448
    4,674     BellSouth Corp.                                            127,413
    6,948     Sprint Nextel Corp.                                        173,978
      585     Telewest Global, Inc.*                                      13,040
    7,059     Verizon Communications Inc.                                225,747
                                                                   -------------
                                                                         846,366
                                                                   -------------
              MANAGED HEALTH CARE (2.7%)
      776     Aetna, Inc.                                                 71,772
    1,296     Caremark Rx, Inc.*                                          66,601
      360     CIGNA Corp.                                                 40,507
      285     Coventry Health Care, Inc.*                                 16,977
      392     Health Net, Inc.*                                           20,004
      461     Humana, Inc.*                                               21,128
      230     PacifiCare Health Systems, Inc.*                            19,789
    3,402     UnitedHealth Group, Inc.                                   203,644
    1,496     WellPoint Inc.*                                            114,938
                                                                   -------------
                                                                         575,360
                                                                   -------------
              MEDIA CONGLOMERATES (1.6%)
      698     Discovery Holding Company (Class A)*                        10,896

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
    5,229     Disney (Walt) Co. (The)                              $     130,359
   11,176     Time Warner, Inc.                                          200,944
                                                                   -------------
                                                                         342,199
                                                                   -------------
              MEDICAL DISTRIBUTORS (0.6%)
    1,103     Cardinal Health, Inc.                                       70,537
      262     Henry Schein, Inc.*                                         11,174
      709     McKesson Corp.                                              35,663
      310     Patterson Companies, Inc.*                                  10,831
                                                                   -------------
                                                                         128,205
                                                                   -------------
              MEDICAL SPECIALTIES (3.1%)
      585     Applera Corp. - Applied Biosystems Group                    16,134
      370     Bard (C.R.), Inc.                                           24,002
      168     Bausch & Lomb, Inc.                                         13,652
    1,561     Baxter International, Inc.                                  60,707
      176     Beckman Coulter, Inc.                                        9,801
      665     Becton, Dickinson & Co.                                     38,723
      668     Biomet, Inc.                                                23,794
    1,685     Boston Scientific Corp.*                                    44,619
      259     Cytyc Corp.*                                                 7,125
      242     DENTSPLY International, Inc.                                13,462
      325     Fisher Scientific International, Inc.*                      20,956
      799     Guidant Corp.                                               49,282
      182     Hillenbrand Industries, Inc.                                 8,845
    3,088     Medtronic, Inc.                                            171,600
      904     St. Jude Medical, Inc.*                                     43,184
      729     Stryker Corp.                                               31,566
      488     Varian Medical Systems, Inc.*                               24,800
      324     Waters Corp.*                                               12,711
      621     Zimmer Holdings, Inc.*                                      38,918
                                                                   -------------
                                                                         653,881
                                                                   -------------
              MEDICAL/NURSING SERVICES (0.2%)
      402     DaVita, Inc.*                                               21,101
      290     Lincare Holdings, Inc.*                                     12,450
                                                                   -------------
                                                                          33,551
                                                                   -------------
              MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
      400     Adesa Inc.                                                   9,532
      282     Iron Mountain Inc.*                                  $      11,633
      600     Sabre Holdings Corp. (Class A)                              13,722
                                                                   -------------
                                                                          34,887
                                                                   -------------
              MISCELLANEOUS MANUFACTURING (0.1%)
      380     Pentair, Inc.                                               14,516
                                                                   -------------
              MOTOR VEHICLES (0.2%)
      757     Harley-Davidson, Inc.                                       40,772
                                                                   -------------
              MULTI-LINE INSURANCE (2.3%)
    5,855     American International Group, Inc.                         393,106
      744     Hartford Financial Services Group, Inc. (The)               65,003
      421     Safeco Corp.                                                23,681
                                                                   -------------
                                                                         481,790
                                                                   -------------
              OFFICE EQUIPMENT/ SUPPLIES (0.2%)
      275     Avery Dennison Corp.                                        16,167
      671     Pitney Bowes, Inc.                                          27,954
                                                                   -------------
                                                                          44,121
                                                                   -------------
              OIL & GAS PIPELINES (0.3%)
      312     Kinder Morgan, Inc.                                         28,267
    1,268     Williams Companies, Inc. (The)                              27,262
                                                                   -------------
                                                                          55,529
                                                                   -------------
              OIL & GAS PRODUCTION (1.7%)
      664     Anadarko Petroleum Corp.                                    60,165
      812     Apache Corp.                                                53,007
    1,178     Chesapeake Energy Corp.                                     34,103
    1,220     Devon Energy Corp.                                          73,444
      724     EOG Resources, Inc.                                         51,947
      380     Newfield Exploration Co.*                                   17,579
      508     Noble Energy, Inc.                                          18,984
      306     Pioneer Natural Resources Co.                               15,585
      200     Pogo Producing Co.                                           9,800
      868     XTO Energy Inc.                                             35,319
                                                                   -------------
                                                                         369,933
                                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              OIL REFINING/MARKETING (0.5%)
      454     Sunoco, Inc.                                         $      35,049
      704     Valero Energy Corp.                                         67,725
                                                                   -------------
                                                                         102,774
                                                                   -------------
              OILFIELD SERVICES/EQUIPMENT (0.2%)
      410     National-Oilwell Varco, Inc.*                               24,854
      574     Smith International, Inc.                                   21,691
                                                                   -------------
                                                                          46,545
                                                                   -------------
              OTHER CONSUMER SERVICES (0.6%)
      284     Career Education Corp.*                                     10,593
    2,646     eBay, Inc.*                                                118,567
                                                                   -------------
                                                                         129,160
                                                                   -------------
              PACKAGED SOFTWARE (4.5%)
    1,216     Adobe Systems, Inc.                                         39,654
      716     Autodesk, Inc.                                              29,872
      664     BMC Software, Inc.*                                         13,605
    1,069     Compuware Corp.*                                             9,867
      465     Intuit Inc.*                                                24,910
      247     Mercury Interactive Corp.*                                   6,867
   23,379     Microsoft Corp.**                                          647,832
      985     Novell, Inc.*                                                7,663
    9,623     Oracle Corp.*                                              120,961
      317     Red Hat, Inc.*                                               7,472
    2,842     Symantec Corp.*                                             50,218
                                                                   -------------
                                                                         958,921
                                                                   -------------
              PERSONNEL SERVICES (0.2%)
      270     Manpower, Inc.                                              12,542
      552     Robert Half International, Inc.                             21,120
                                                                   -------------
                                                                          33,662
                                                                   -------------
              PHARMACEUTICALS: GENERIC DRUGS (0.2%)
      204     Barr Pharmaceuticals Inc.*                                  11,699
      736     Mylan Laboratories, Inc.                                    15,375
      473     Watson Pharmaceuticals, Inc.*                               15,779
                                                                   -------------
                                                                          42,853
                                                                   -------------
              PHARMACEUTICALS: MAJOR (3.0%)
    7,564     Johnson & Johnson                                    $     467,077
    5,662     Merck & Co., Inc.                                          166,463
                                                                   -------------
                                                                         633,540
                                                                   -------------
              PHARMACEUTICALS: OTHER (0.4%)
      330     Allergan, Inc.                                              33,000
      937     Forest Laboratories, Inc.*                                  36,609
      757     King Pharmaceuticals, Inc.*                                 11,908
      203     Sepracor, Inc.*                                             11,161
                                                                   -------------
                                                                          92,678
                                                                   -------------
              PROPERTY - CASUALTY INSURERS (1.1%)
      402     Berkley (W.R.) Corp.                                        18,741
      483     Chubb Corp. (The)                                           46,774
      551     Cincinnati Financial Corp.                                  24,536
      553     Progressive Corp. (The)                                     68,013
    1,699     St. Paul Travelers Companies, Inc. (The)                    79,054
                                                                   -------------
                                                                         237,118
                                                                   -------------
              PUBLISHING: NEWSPAPERS (0.2%)
      372     New York Times Co. (The) (Class A)                          10,230
      162     Scripps (E.W.) Co. (Class A)                                 7,509
      633     Tribune Co.                                                 20,237
       18     Washington Post Co. (The) (Class B)                         13,266
                                                                   -------------
                                                                          51,242
                                                                   -------------
              PULP & PAPER (0.1%)
      526     MeadWestvaco Corp.                                          14,723
                                                                   -------------
              RAILROADS (0.2%)
      999     Norfolk Southern Corp.                                      44,196
                                                                   -------------
              REAL ESTATE INVESTMENT TRUSTS (1.7%)
      440     Archstone-Smith Trust                                       18,396
      340     Boston Properties, Inc.                                     25,571
      199     Developers Diversified Realty Corp.                          9,015
      492     Duke Realty Corp.                                           16,728
    1,068     Equity Office Properties Trust                              33,300
      772     Equity Residential                                          31,467

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
      636     General Growth Properties, Inc.                      $      29,014
      460     Health Care Property Investors, Inc.                        12,084
      172     Hospitality Properties Trust                                 7,085
    1,024     Host Marriott Corp.                                         18,330
      423     iStar Financial Inc.                                        15,719
      760     Kimco Realty Corp.                                          23,902
      104     Mack-Cali Realty Corp.                                       4,594
      300     New Plan Excel Realty Trust                                  7,164
      742     ProLogis                                                    33,657
      315     Public Storage, Inc.                                        22,239
      408     Simon Property Group, Inc.                                  31,542
      275     Vornado Realty Trust                                        23,471
                                                                   -------------
                                                                         363,278
                                                                   -------------
              RECREATIONAL PRODUCTS (0.3%)
      259     Brunswick Corp.                                             10,176
      751     Electronic Arts, Inc.*                                      42,326
    1,299     Mattel, Inc.                                                21,628
                                                                   -------------
                                                                          74,130
                                                                   -------------
              REGIONAL BANKS (2.1%)
      908     AmSouth Bancorporation                                      24,145
      100     Bank of Hawaii Corp.                                         5,161
      113     City National Corp.                                          8,252
      258     Colonial BancGroup, Inc. (The)                               6,427
      368     Commerce Bancorp, Inc.                                      12,398
      427     Compass Bancshares, Inc.                                    20,692
    1,227     Fifth Third Bancorp                                         49,411
      382     First Horizon National Corp.                                14,867
      178     M&T Bank Corp.                                              19,263
      566     Marshall & Ilsley Corp.                                     24,327
    1,198     North Fork Bancorporation, Inc.                             32,346
      557     Northern Trust Corp.                                        29,348
      776     Synovus Financial Corp.                                     21,844
      372     TCF Financial Corp.                                         10,215
    4,829     U.S. Bancorp                                               146,222
      326     Zions Bancorporation                                        24,655
                                                                   -------------
                                                                         449,573
                                                                   -------------
              REIT - INDUSTRIAL/OFFICE (0.1%)
      340     Liberty Property Trust                                      14,436
                                                                   -------------
              RESTAURANTS (1.0%)
      450     Darden Restaurants, Inc.                             $      16,101
    3,209     McDonald's Corp.                                           108,625
      272     Outback Steakhouse, Inc.                                    10,956
    2,020     Starbucks Corp.*                                            61,509
      412     Wendy's International, Inc.                                 20,921
                                                                   -------------
                                                                         218,112
                                                                   -------------
              SAVINGS BANKS (0.9%)
      358     Astoria Financial Corp.                                     10,124
      616     Golden West Financial Corp.                                 39,911
      258     Independence Community Bank Corp.                           10,227
      702     New York Community Bancorp, Inc.                            11,688
      872     Sovereign Bancorp, Inc.                                     19,062
    2,543     Washington Mutual, Inc.                                    104,746
                                                                   -------------
                                                                         195,758
                                                                   -------------
              SEMICONDUCTORS (4.2%)
      936     Advanced Micro Devices, Inc.*                               24,504
      423     Agere Systems Inc.*                                          5,575
    1,111     Altera Corp.*                                               20,287
      957     Analog Devices, Inc.                                        36,289
      524     Broadcom Corp. (Class A)*                                   24,387
      659     Freescale Semiconductor Inc. (Class B)*                     17,002
   16,481     Intel Corp.                                                439,713
      205     International Rectifier Corp.*                               7,269
      381     Intersil Corp. (Class A)                                     9,773
    1,164     LSI Logic Corp.*                                             9,556
      836     Maxim Integrated Products, Inc.                             30,556
      528     Microchip Technology Inc.                                   17,614
    1,648     Micron Technology, Inc.*                                    23,500
    1,290     National Semiconductor Corp.                                33,385
      405     NVIDIA Corp.*                                               14,649
    4,396     Texas Instruments Inc.                                     142,782
      909     Xilinx, Inc.                                                24,034
                                                                   -------------
                                                                         880,875
                                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
              SERVICES TO THE HEALTH INDUSTRY (0.6%)
      380     Express Scripts, Inc.*                               $      32,095
      689     IMS Health Inc.                                             16,846
      321     Laboratory Corp. of America Holdings*                       16,657
      803     Medco Health Solutions Inc.*                                43,081
      259     Omnicare, Inc.                                              14,750
                                                                   -------------
                                                                         123,429
                                                                   -------------
              SPECIALTY INSURANCE (0.5%)
      276     Ambac Financial Group, Inc.                                 21,166
      463     Fidelity National Financial, Inc.                           17,511
       81     Fidelity National Title Group, Inc.                          1,847
      389     MBIA Inc.                                                   24,032
      179     MGIC Investment Corp.                                       11,653
      245     PMI Group, Inc. (The)                                        9,947
      224     Radian Group, Inc.                                          12,669
                                                                   -------------
                                                                          98,825
                                                                   -------------
              SPECIALTY STORES (0.8%)
      185     AutoZone, Inc.*                                             16,476
      758     Bed Bath & Beyond Inc.*                                     32,336
      170     CarMax Inc.*                                                 4,661
      400     Michaels Stores, Inc.                                       14,960
    1,005     Office Depot, Inc.*                                         29,828
      356     PETsMART, Inc.                                               8,480
    2,154     Staples, Inc.                                               49,757
      326     Tiffany & Co.                                               13,268
      229     Williams-Sonoma, Inc.*                                       9,936
                                                                   -------------
                                                                         179,702
                                                                   -------------
              SPECIALTY TELECOMMUNICATIONS (0.3%)
      673     American Tower Corp. (Class A)*                             18,366
      368     CenturyTel, Inc.                                            12,181
      743     Citizens Communications Co.                                  9,696
      529     Crown Castle International Corp.*                           14,495
    1,500     McLeodUSA Inc. (Class A) (Escrow) (a)                            0
      171     NTL, Inc.*                                           $       9,957
                                                                   -------------
                                                                          64,695
                                                                   -------------
              STEEL (0.1%)
      402     Nucor Corp.                                                 26,966
                                                                   -------------
              TELECOMMUNICATION EQUIPMENT (2.2%)
      807     Comverse Technology, Inc.*                                  21,151
    3,496     Corning, Inc.*                                              70,794
   11,786     Lucent Technologies Inc.*                                   32,883
    5,973     Motorola, Inc.                                             143,890
    4,128     QUALCOMM Inc.                                              187,700
    1,479     Tellabs, Inc.*                                              15,175
                                                                   -------------
                                                                         471,593
                                                                   -------------
              TOOLS/HARDWARE (0.1%)
      206     Black & Decker Corp.                                        18,089
      168     Stanley Works (The)                                          8,064
                                                                   -------------
                                                                          26,153
                                                                   -------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (0.3%)
      136     Cummins Inc.                                                12,104
      634     Deere & Co.                                                 43,968
                                                                   -------------
                                                                          56,072
                                                                   -------------
              WHOLESALE DISTRIBUTORS (0.2%)
      500     Genuine Parts Co.                                           22,155
      200     Grainger (W.W.), Inc.                                       14,046
                                                                   -------------
                                                                          36,201
                                                                   -------------
              WIRELESS TELECOMMUNICATIONS (0.1%)
      165     Telephone & Data Systems, Inc.                               6,031
      165     Telephone & Data Systems, Inc. (special shares)              5,783
                                                                   -------------
                                                                          11,814
                                                                   -------------
              TOTAL COMMON STOCKS
               (COST $17,049,315)                                     19,344,025
                                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                              VALUE
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (9.1%)
              REPURCHASE AGREEMENT
$   1,926     Joint repurchase agreement
               account 4.01% due
               12/01/05 (dated 11/30/05;
               proceeds $1,926,214)(b)
               (Cost $1,926,000)                                   $   1,926,000
                                                                   -------------

TOTAL INVESTMENTS
 (COST $18,975,315) (c) (d)                    100.2%                 21,270,025
LIABILITIES IN EXCESS OF OTHER ASSETS           (0.2)                    (44,136)
                                               -----               -------------
NET ASSETS                                     100.0%              $  21,225,889
                                               =====               =============

----------
   *  NON-INCOME PRODUCING SECURITY
  ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $108,000
  (a) A SECURITY WITH TOTAL MARKET VALUE EQUAL TO $0 HAS BEEN VALUED AT ITS FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
  (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $1,613,990 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
  (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $18,975,081. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,997,271 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,702,327, RESULTING IN NET UNREALIZED APPRECIATION OF $2,294,944.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2005:

NUMBER OF                             DESCRIPTION, DELIVERY         UNDERYLING FACE        UNREALIZED
CONTRACTS             LONG/SHORT         MONTH AND YEAR             AMOUNT AT VALUE       APPRECIATION
------------------------------------------------------------------------------------------------------
     3                   Long            Nasdaq-100 Index           $    502,500           $  18,495
                                         December 2005
     4                   Long            S&P 500 Index
                                         December 2005                 1,251,100              12,780
                                                                                           -----------
                                     Total Unrealized Appreciation                         $  31,275
                                                                                           ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND

SUMMARY OF INVESTMENTS - NOVEMBER 30, 2005

                                                             PERCENTAGE OF
SECTOR                                            VALUE        NET ASSETS
---------------------------------------------------------------------------
Finance                                       $  4,627,131       21.8%
Electronic Technology                            2,730,284       12.9
Repurchase Agreement                             1,926,000        9.1
Health Technology                                1,879,295        8.9
Technology Services                              1,756,013        8.3
Consumer Non-Durables                            1,533,230        7.2
Retail Trade                                     1,417,477        6.7
Consumer Services                                1,015,554        4.8
Communications                                     922,875        4.3
Health Services                                    769,438        3.6
Producer Manufacturing                             585,055        2.8
Energy Minerals                                    472,707        2.2
Consumer Durables                                  333,477        1.6
Transportation                                     307,221        1.4
Commercial Services                                253,082        1.2
Distribution Services                              241,649        1.1
Process Industries                                 194,898        0.9
Industrial Services                                136,073        0.6
Utilities                                          124,191        0.6
Non-Energy Minerals                                 44,375        0.2
                                              ------------      -----
                                              $ 21,270,025*     100.2%
                                              ============      =====

----------

     * DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE VALUE OF $1,753,600 WITH UNREALIZED APPRECIATION OF $31,275.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005

ASSETS:
Investments in securities, at value (cost $18,975,315)             $ 21,270,025
Receivable for:
  Dividends                                                              30,621
  Shares of beneficial interest sold                                     13,482
Receivable from affiliate                                                44,585
Prepaid expenses and other assets                                        16,088
                                                                   ------------
  TOTAL ASSETS                                                       21,374,801
                                                                   ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                 68,345
  Distribution fee                                                       10,833
  Variation margin                                                       10,000
  Transfer agent fee                                                        615
Accrued expenses                                                         59,119
                                                                   ------------
  TOTAL LIABILITIES                                                     148,912
                                                                   ------------
  NET ASSETS                                                       $ 21,225,889
                                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                    $ 21,441,522
Net unrealized appreciation                                           2,325,985
Accumulated undistributed net investment income                         197,461
Accumulated net realized loss                                        (2,739,079)
                                                                   ------------
  NET ASSETS                                                       $ 21,225,889
                                                                   ============
CLASS A SHARES:
Net Assets                                                         $  4,250,319
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               403,302
  NET ASSET VALUE PER SHARE                                        $      10.54
                                                                   ============
  MAXIMUM OFFERING PRICE PER SHARE
  (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                  $      11.12
                                                                   ============
CLASS B SHARES:
Net Assets                                                         $  9,150,567
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               876,288
  NET ASSET VALUE PER SHARE                                        $      10.44
                                                                   ============
CLASS C SHARES:
Net Assets                                                         $  2,950,361
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               283,770
  NET ASSET VALUE PER SHARE                                        $      10.40
                                                                   ============
CLASS D SHARES:
Net Assets                                                         $  4,874,642
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               461,149
  NET ASSET VALUE PER SHARE                                        $      10.57
                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2005

NET INVESTMENT INCOME:
INCOME
Dividends (net of $86 foreign withholding tax)                     $    288,654
Interest                                                                 57,435
                                                                   ------------
  TOTAL INCOME                                                          346,089
                                                                   ------------
EXPENSES
Professional fees                                                       224,892
Distribution fee (Class A shares)                                         7,348
Distribution fee (Class B shares)                                        97,877
Distribution fee (Class C shares)                                        26,551
Shareholder reports and notices                                          70,848
Registration fees                                                        48,926
KLD licensing fee                                                        45,170
Transfer agent fees and expenses                                         29,923
Investment advisory fee                                                  24,295
Administration fee                                                       16,196
Custodian fees                                                            7,210
Other                                                                    10,407
                                                                   ------------
  TOTAL EXPENSES                                                        609,643
Less: amounts waived/reimbursed                                        (477,867)
                                                                   ------------
  NET EXPENSES                                                          131,776
                                                                   ------------
  NET INVESTMENT INCOME                                                 214,313
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                              80,313
Futures contracts                                                       101,204
                                                                   ------------
  NET REALIZED GAIN                                                     181,517
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments                                                           1,396,536
Futures contracts                                                       (19,721)
                                                                   ------------
  NET APPRECIATION                                                    1,376,815
                                                                   ------------
  NET GAIN                                                            1,558,332
                                                                   ------------
NET INCREASE                                                       $  1,772,645
                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR           FOR THE YEAR
                                                                  ENDED                   ENDED
                                                             NOVEMBER 30, 2005       NOVEMBER 30, 2004
                                                           --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                      $            214,313    $            200,771
Net realized gain                                                       181,517                 229,696
Net change in unrealized appreciation/depreciation                    1,376,815               1,282,299
                                                           --------------------    --------------------
  NET INCREASE                                                        1,772,645               1,712,766
                                                           --------------------    --------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                          (32,594)                (19,635)
Class B shares                                                          (78,004)                (26,629)
Class C shares                                                          (20,851)                 (4,720)
Class D shares                                                          (68,551)                (31,016)
                                                           --------------------    --------------------
  TOTAL DIVIDENDS                                                      (200,000)                (82,000)
                                                           --------------------    --------------------

Net increase (decrease) from transactions in shares of
beneficial interest                                                     (46,001)              3,110,855
                                                           --------------------    --------------------

  NET INCREASE                                                        1,526,644               4,741,621

NET ASSETS:
Beginning of period                                                  19,699,245              14,957,624
                                                           --------------------    --------------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT
INCOME OF $197,461 AND $186,982, RESPECTIVELY)             $         21,225,889    $         19,699,245
                                                           ====================    ====================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND

NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley KLD Social Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses correspond to the total return of the KLD Large Cap Social(SM) Index ("KLD Index"). The Fund was organized as a Massachusetts business trust on April 6, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser and Administrator have agreed to waive their fees and assume all operating expenses (except for brokerage and 12b-1 fees) until such time as the Fund has $50 million of net assets or April 30, 2006, whichever occurs first. Thereafter, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administration fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

At November 30, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,057,057 at November 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $23,772 and $27, respectively and received $11,107 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2005, aggregated $269,575 and $385,067, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                FOR THE YEAR
                                                  ENDED                       ENDED
                                            NOVEMBER 30, 2005           NOVEMBER 30, 2004
                                       -------------------------   -------------------------
                                          SHARES        AMOUNT        SHARES        AMOUNT
                                       -----------   -----------   -----------   -----------
CLASS A SHARES
Sold                                        75,160   $   732,763        85,410   $   793,258
Conversion from Class B                    171,795     1,611,814            --            --
Reinvestment of dividends                    3,119        31,036         2,172        19,479
Redeemed                                   (91,360)     (895,098)      (79,896)     (744,142)
                                       -----------   -----------   -----------   -----------
Net increase -- Class A                    158,714     1,480,515         7,686        68,595
                                       -----------   -----------   -----------   -----------
CLASS B SHARES
Sold                                        82,049       804,494       289,886     2,658,349
Conversion to Class A                     (172,763)   (1,611,814)           --            --
Reinvestment of dividends                    6,867        68,260         2,587        23,201
Redeemed                                  (156,278)   (1,543,677)     (144,878)   (1,337,999)
                                       -----------   -----------   -----------   -----------
Net increase (decrease) -- Class B        (240,125)   (2,282,737)      147,595     1,343,551
                                       -----------   -----------   -----------   -----------
CLASS C SHARES
Sold                                        69,196       680,159       102,711       948,973
Reinvestment of dividends                    1,895        18,758           462         4,129
Redeemed                                   (29,289)     (291,433)      (32,227)     (297,741)
                                       -----------   -----------   -----------   -----------
Net increase -- Class C                     41,802       407,484        70,946       655,361
                                       -----------   -----------   -----------   -----------
CLASS D SHARES
Sold                                       160,475     1,593,055       194,544     1,805,479
Reinvestment of dividends                    6,076        60,580         2,945        26,476
Redeemed                                  (133,022)   (1,304,898)      (85,152)     (788,607)
                                       -----------   -----------   -----------   -----------
Net increase -- Class D                     33,529       348,737       112,337     1,043,348
                                       -----------   -----------   -----------   -----------

Net increase (decrease) in Fund             (6,080)  $   (46,001)      338,564   $ 3,110,855
                                       ===========   ===========   ===========   ===========

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                             FOR THE YEAR        FOR THE YEAR
                                                ENDED                ENDED
                                          NOVEMBER 30, 2005    NOVEMBER 30, 2004
                                          -----------------    -----------------
Ordinary income                              $   200,000          $   82,000
                                          =================    =================

As of November 30, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                  $    194,987
Undistributed long-term gains                            --
                                               ------------
Net accumulated earnings                            194,987
Capital loss carryforward*                       (2,705,564)
Net unrealized appreciation                       2,294,944
                                               ------------
Total accumulated losses                       $   (215,633)
                                               ============

*During the year ended November 30, 2005, the Fund utilized $162,763 of its net capital loss carryforward. As of November 30, 2005, the Fund had a net capital loss carryforward of $2,705,564 of which $1,802,343 will expire on November 30, 2010 and $903,221 will expire on November 30, 2011 to offset future capital gains to the extent provided by regulations.

As of November 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $3,834.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY KLD SOCIAL INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                               FOR THE YEAR ENDED NOVEMBER 30,                 JULY 13, 2001*
                                                     ---------------------------------------------------          THROUGH
                                                        2005          2004          2003         2002        NOVEMBER 30, 2001
                                                     ---------     ---------     ---------     ---------     ------------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    9.75     $    8.88     $    7.73     $    9.39     $            10.00
                                                     ---------     ---------     ---------     ---------     ------------------

Income (loss) from investment operations:
  Net investment income++                                 0.15          0.15          0.10          0.09                   0.03
  Net realized and unrealized gain (loss)                 0.78          0.80          1.17         (1.70)                 (0.64)
                                                     ---------     ---------     ---------     ---------     ------------------
Total income (loss) from investment operations            0.93          0.95          1.27         (1.61)                 (0.61)
                                                     ---------     ---------     ---------     ---------     ------------------

Less dividends from net investment income                (0.14)        (0.08)        (0.12)        (0.05)                     -
                                                     ---------     ---------     ---------     ---------     ------------------

Net asset value, end of period                       $   10.54     $    9.75     $    8.88     $    7.73     $             9.39
                                                     =========     =========     =========     =========     ==================

TOTAL RETURN+                                             9.59%        10.81%        16.72%       (17.25)%                (6.10)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  0.22%         0.23%         0.20%         0.24%                  0.25%(2)
Net investment income                                     1.49%         1.61%         1.29%         1.01%                  0.85%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   4,250     $   2,384     $   2,103     $     756     $              329
Portfolio turnover rate                                      1%           10%           24%           13%                     3%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                  EXPENSE   NET INVESTMENT
                 PERIOD ENDED                      RATIO      LOSS RATIO
               -----------------                  -------   --------------
               NOVEMBER 30, 2005                    2.58%       (0.87)%
               NOVEMBER 30, 2004                    2.76        (0.92)
               NOVEMBER 30, 2003                    2.14        (0.65)
               NOVEMBER 30, 2002                    2.14        (0.89)
               NOVEMBER 30, 2001                    2.35        (1.25)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                               FOR THE PERIOD
                                                               FOR THE YEAR ENDED NOVEMBER 30,                 JULY 13, 2001*
                                                     ---------------------------------------------------          THROUGH
                                                        2005          2004          2003         2002        NOVEMBER 30, 2001
                                                     ---------     ---------     ---------     ---------     ------------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    9.67     $    8.82     $    7.68     $    9.36     $            10.00
                                                     ---------     ---------     ---------     ---------     ------------------

Income (loss) from investment operations:
  Net investment income++                                 0.07          0.08          0.04          0.02                   0.00
  Net realized and unrealized gain (loss)                 0.77          0.80          1.16         (1.69)                 (0.64)
                                                     ---------     ---------     ---------     ---------     ------------------
Total income (loss) from investment operations            0.84          0.88          1.20         (1.67)                 (0.64)
                                                     ---------     ---------     ---------     ---------     ------------------

Less dividends from net investment income                (0.07)        (0.03)        (0.06)        (0.01)                     -
                                                     ---------     ---------     ---------     ---------     ------------------

Net asset value, end of period                       $   10.44     $    9.67     $    8.82     $    7.68     $             9.36
                                                     =========     =========     =========     =========     ==================

TOTAL RETURN+                                             8.72%         9.97%        15.75%       (17.90)%                (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  1.00%         1.00%         1.00%         1.00%                  1.00%(2)
Net investment income                                     0.71%         0.84%         0.49%         0.25%                  0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   9,151     $  10,799     $   8,547     $   5,670     $            4,413
Portfolio turnover rate                                      1%           10%           24%           13%                     3%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                  EXPENSE   NET INVESTMENT
                 PERIOD ENDED                      RATIO      LOSS RATIO
               -----------------                  -------   --------------
               NOVEMBER 30, 2005                   3.36%        (1.65)%
               NOVEMBER 30, 2004                   3.53         (1.69)
               NOVEMBER 30, 2003                   2.94         (1.45)
               NOVEMBER 30, 2002                   2.90         (1.65)
               NOVEMBER 30, 2001                   3.10         (2.00)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                               FOR THE PERIOD
                                                                FOR THE YEAR ENDED NOVEMBER 30,                JULY 13, 2001*
                                                     ---------------------------------------------------          THROUGH
                                                        2005          2004          2003         2002        NOVEMBER 30, 2001
                                                     ---------     ---------     ---------     ---------     ------------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    9.65     $    8.79     $    7.66     $    9.36     $            10.00
                                                     ---------     ---------     ---------     ---------     ------------------

Income (loss) from investment operations:
  Net investment income++                                 0.07          0.09          0.04          0.02                   0.00
  Net realized and unrealized gain (loss)                 0.76          0.80          1.16         (1.69)                 (0.64)
                                                     ---------     ---------     ---------     ---------     ------------------
Total income (loss) from investment operations            0.83          0.89          1.20         (1.67)                 (0.64)
                                                     ---------     ---------     ---------     ---------     ------------------

Less dividends from net investment income                (0.08)        (0.03)        (0.07)        (0.03)                     -
                                                     ---------     ---------     ---------     ---------     ------------------

Net asset value, end of period                       $   10.40     $    9.65     $    8.79     $    7.66     $             9.36
                                                     =========     =========     =========     =========     ==================

TOTAL RETURN+                                             8.69%        10.12%        15.81%       (17.92)%                (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  1.00%         0.93%         1.00%         1.00%                  1.00%(2)
Net investment income                                     0.71%         0.91%         0.49%         0.25%                  0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   2,950     $   2,334     $   1,503     $     980     $              544
Portfolio turnover rate                                      1%           10%           24%           13%                     3%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                  EXPENSE   NET INVESTMENT
                 PERIOD ENDED                      RATIO      LOSS RATIO
               -----------------                  -------   --------------
               NOVEMBER 30, 2005                   3.36%        (1.65)%
               NOVEMBER 30, 2004                   3.46         (1.62)
               NOVEMBER 30, 2003                   2.94         (1.45)
               NOVEMBER 30, 2002                   2.90         (1.65)
               NOVEMBER 30, 2001                   3.10         (2.00)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                               FOR THE PERIOD
                                                                FOR THE YEAR ENDED NOVEMBER 30,                JULY 13, 2001*
                                                     ---------------------------------------------------          THROUGH
                                                        2005          2004          2003         2002        NOVEMBER 30, 2001
                                                     ---------     ---------     ---------     ---------     ------------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    9.78     $    8.90     $    7.74     $    9.40     $            10.00
                                                     ---------     ---------     ---------     ---------     ------------------

Income (loss) from investment operations:
  Net investment income++                                 0.17          0.17          0.12          0.11                   0.04
  Net realized and unrealized gain (loss)                 0.78          0.80          1.17         (1.71)                 (0.64)
                                                     ---------     ---------     ---------     ---------     ------------------
Total income (loss) from investment operations            0.95          0.97          1.29         (1.60)                 (0.60)
                                                     ---------     ---------     ---------     ---------     ------------------

Less dividends from net investment income                (0.16)        (0.09)        (0.13)        (0.06)                     -
                                                     ---------     ---------     ---------     ---------     ------------------

Net asset value, end of period                       $   10.57     $    9.78     $    8.90     $    7.74     $             9.40
                                                     =========     =========     =========     =========     ==================

TOTAL RETURN+                                             9.80%        11.04%        17.05%       (17.17)%                (6.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  0.00%         0.00%         0.00%         0.00%                  0.00%(2)
Net investment income                                     1.71%         1.84%         1.49%         1.25%                  1.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   4,875     $   4,182     $   2,805     $   4,419     $           13,634
Portfolio turnover rate                                      1%           10%           24%           13%                     3%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                  EXPENSE   NET INVESTMENT
                 PERIOD ENDED                      RATIO      LOSS RATIO
               -----------------                  -------   --------------
               NOVEMBER 30, 2005                   2.36%        (0.65)%
               NOVEMBER 30, 2004                   2.53         (0.69)
               NOVEMBER 30, 2003                   1.94         (0.45)
               NOVEMBER 30, 2002                   1.90         (0.65)
               NOVEMBER 30, 2001                   2.10         (1.00)

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY KLD SOCIAL INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley KLD Social Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley KLD Social Index Fund as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 20, 2006

MORGAN STANLEY KLD SOCIAL INDEX FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                       TERM OF                                      IN FUND
                                         POSITION(S)  OFFICE AND                                    COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE               REGISTRANT TIME SERVED*         PAST 5 YEARS**         BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------- ----------- ------------ ------------------------------ ------------- ---------------------
Michael Bozic (64)                       Trustee     Since        Private Investor; Director or  197           Director of various
c/o Kramer Levin Naftalis & Frankel LLP              April 1994   Trustee of the Retail Funds                  business
Counsel to the Independent Trustees                               (since April 1994) and the                   organizations.
1177 Avenue of the Americas                                       Institutional Funds (since
New York, NY 10036                                                July 2003); formerly Vice
                                                                  Chairman of Kmart Corporation
                                                                  (December 1998-October 2000),
                                                                  Chairman and Chief Executive
                                                                  Officer of Levitz Furniture
                                                                  Corporation (November 1995-
                                                                  November 1998) and President
                                                                  and Chief Executive Officer of
                                                                  Hills Department Stores (May
                                                                  1991-July 1995); formerly
                                                                  variously Chairman, Chief
                                                                  Executive Officer, President
                                                                  and Chief Operating Officer
                                                                  (1987-1991) of the Sears
                                                                  Merchandise Group of Sears,
                                                                  Roebuck & Co.

Edwin J. Garn (73)                       Trustee     Since        Consultant; Director or        197           Director of Franklin
1031 N. Chartwell Court                              January 1993 Trustee of the Retail Funds                  Covey (time
Salt Lake City, UT 84103                                          (since January 1993) and the                 management systems),
                                                                  Institutional Funds (since                   BMW Bank of North
                                                                  July 2003); member of the Utah               America, Inc.
                                                                  Regional Advisory Board of                   (industrial loan
                                                                  Pacific Corp. (utility                       corporation), Escrow
                                                                  company); formerly Managing                  Bank USA (industrial
                                                                  Director of Summit Ventures                  loan corporation),
                                                                  LLC (2000-2004) (lobbying and                United Space Alliance
                                                                  consulting firm); United                     (joint venture
                                                                  States Senator (R-Utah)                      between Lockheed
                                                                  (1974-1992) and Chairman,                    Martin and the Boeing
                                                                  Senate Banking Committee                     Company) and Nuskin
                                                                  (1980-1986), Mayor of Salt                   Asia Pacific
                                                                  Lake City, Utah (1971-1974),                 (multilevel
                                                                  Astronaut, Space Shuttle                     marketing); member of
                                                                  Discovery (April 12-19, 1985),               the board of various
                                                                  and Vice Chairman, Huntsman                  civic and charitable
                                                                  Corporation (chemical                        organizations.
                                                                  company).

Wayne E. Hedien (71)                     Trustee     Since        Retired; Director or Trustee   197           Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP              September    of the Retail Funds (since                   Group Inc. (private
Counsel to the Independent Trustees                  1997         September 1997) and the                      mortgage insurance);
1177 Avenue of the Americas                                       Institutional Funds (since                   Trustee and Vice
New York, NY 10036                                                July 2003); formerly                         Chairman of The Field
                                                                  associated with the Allstate                 Museum of Natural
                                                                  Companies (1966-1994), most                  History; director of
                                                                  recently as Chairman of The                  various other
                                                                  Allstate Corporation (March                  business and
                                                                  1993-December 1994) and                      charitable
                                                                  Chairman and Chief Executive                 organizations.
                                                                  Officer of its wholly-owned
                                                                  subsidiary, Allstate Insurance
                                                                  Company (July 1989-December
                                                                  1994).

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                       TERM OF                                      IN FUND
                                         POSITION(S)  OFFICE AND                                    COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE               REGISTRANT TIME SERVED*         PAST 5 YEARS**         BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------- ----------- ------------ ------------------------------ ------------- ---------------------
Dr. Manuel H. Johnson (56)               Trustee     Since        Senior Partner, Johnson Smick  197           Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                        July 1991    International, Inc., a                       (home construction);
888 16th Street, NW                                               consulting firm; Chairman of                 Director of KFX
Suite 740                                                         the Audit Committee and                      Energy; Director of
Washington, D.C. 20006                                            Director or Trustee of the                   RBS Greenwich Capital
                                                                  Retail Funds (since July 1991)               Holdings (financial
                                                                  and the Institutional Funds                  holding company).
                                                                  (since July 2003); Co-Chairman
                                                                  and a founder of the Group of
                                                                  Seven Council (G7C), an
                                                                  international economic
                                                                  commission; formerly Vice
                                                                  Chairman of the Board of
                                                                  Governors of the Federal
                                                                  Reserve System and Assistant
                                                                  Secretary of the U.S.
                                                                  Treasury.

Joseph J. Kearns (63)                    Trustee     Since        President, Kearns & Associates 198           Director of Electro
c/o Kearns & Associates LLC                          July 2003    LLC (investment consulting);                 Rent Corporation
PMB754                                                            Deputy Chairman of the Audit                 (equipment leasing),
23852 Pacific Coast Highway                                       Committee and Director or                    The Ford Family
Malibu, CA 90265                                                  Trustee of the Retail Funds                  Foundation, and the
                                                                  (since July 2003) and the                    UCLA Foundation.
                                                                  Institutional Funds (since
                                                                  August 1994); previously
                                                                  Chairman of the Audit
                                                                  Committee of the Institutional
                                                                  Funds (October 2001-July
                                                                  2003); formerly CFO of the
                                                                  J. Paul Getty Trust.

Michael E. Nugent (69)                   Trustee     Since        General Partner of Triumph     197
c/o Triumph Capital, L.P.                            July 1991    Capital, L.P., a private
445 Park Avenue                                                   investment partnership;
New York, NY 10022                                                Chairman of the Insurance
                                                                  Committee and Director or
                                                                  Trustee of the Retail Funds
                                                                  (since July 1991) and the
                                                                  Institutional Funds (since
                                                                  July 2001); formerly Vice
                                                                  President, Bankers Trust
                                                                  Company and BT Capital
                                                                  Corporation (1984-1988).

Fergus Reid (73)                         Trustee     Since        Chairman of Lumelite Plastics  198           Trustee and Director
c/o Lumelite Plastics Corporation                    July 2003    Corporation; Chairman of the                 of certain investment
85 Charles Colman Blvd.                                           Governance Committee and                     companies in the
Pawling, NY 12564                                                 Director or Trustee of the                   JPMorgan Funds
                                                                  Retail Funds (since July 2003)               complex managed by
                                                                  and the Institutional Funds                  J.P. Morgan
                                                                  (since June 1992).                           Investment Management
                                                                                                               Inc.

INTERESTED TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                       TERM OF                                      IN FUND
                                         POSITION(S)  OFFICE AND                                    COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
        INTERESTED TRUSTEE               REGISTRANT  TIME SERVED*         PAST 5 YEARS**         BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------- ----------- ------------ ------------------------------ ------------- ---------------------
Charles A. Fiumefreddo (72)              Chairman of Since        Chairman and Director or       197           None.
c/o Morgan Stanley Trust                 the Board   July 1991    Trustee of the Retail Funds
Harborside Financial Center,             and Trustee              (since July 1991) and the
Plaza Two,                                                        Institutional Funds (since
Jersey City, NJ 07311                                             July 2003); formerly Chief
                                                                  Executive Officer of the
                                                                  Retail Funds (until September
                                                                  2002).

James F. Higgins (57)                    Trustee     Since        Director or Trustee of the     197           Director of AXA
c/o Morgan Stanley Trust                             June 2000    Retail Funds (since June 2000)               Financial, Inc. and
Harborside Financial Center,                                      and the Institutional Funds                  The Equitable Life
Plaza Two,                                                        (since July 2003); Senior                    Assurance Society of
Jersey City, NJ 07311                                             Advisor of Morgan Stanley                    the United States
                                                                  (since August 2000); Director                (financial services).
                                                                  of the Distributor and Dean
                                                                  Witter Realty Inc.; previously
                                                                  President and Chief Operating
                                                                  Officer of the Private Client
                                                                  Group of Morgan Stanley (May
                                                                  1999-August 2000), and
                                                                  President and Chief Operating
                                                                  Officer of Individual
                                                                  Securities of Morgan Stanley
                                                                  (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                    TERM OF
                                 POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT       TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------   -------------   ----------------   -----------------------------------------------------------------
Ronald E. Robison (66)          President and   Since May 2003     President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas     Principal                          of funds in the Fund Complex (since May 2003); Managing Director
New York, NY 10020              Executive                          of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing
                                Officer                            Director and Director of Morgan Stanley Investment Management
                                                                   Inc., Morgan Stanley Distribution Inc. and Morgan Stanley
                                                                   Distributors Inc.; Managing Director, Chief Administrative
                                                                   Officer and Director of Morgan Stanley Investment Advisors Inc.
                                                                   and Morgan Stanley Services Company Inc.; Chief Executive Officer
                                                                   and Director of Morgan Stanley Trust; Director of Morgan Stanley
                                                                   SICAV (since May 2004); President (since September 2005) and
                                                                   Principal Executive Officer (since May 2003) of the Van Kampen
                                                                   Funds; previously, Executive Vice President (July 2003-September
                                                                   2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional
                                                                   Funds (March 2001-July 2003), Chief Global Operations Officer of
                                                                   Morgan Stanley Investment Management Inc. and Chief Executive
                                                                   Officer and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)        Vice            Since July 1995    Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas     President                          Adviser and Morgan Stanley Investment Management Inc.; Chief
New York, NY 10020                                                 Investment Officer of the Van Kampen Funds; Vice President of the
                                                                   Institutional Funds (since July 2003) and the Retail Funds (since
                                                                   July 1995).

Barry Fink (50)                 Vice            Since              General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas     President       February 1997      December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                                 Director (since December 2000), Secretary (since February 1997)
                                                                   and Director of the Investment Adviser and the Administrator;
                                                                   Vice President of the Retail Funds; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President of the Institutional Funds (since July
                                                                   2003); Managing Director, Secretary and Director of the
                                                                   Distributor; previously Secretary (February 1997-July 2003) and
                                                                   General Counsel (February 1997-April 2004) of the Retail Funds;
                                                                   Vice President and Assistant General Counsel of the Investment
                                                                   Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (43)            Vice            Since July 2004    Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas     President                          Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and the Investment Adviser, Vice President of the
                                                                   Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing
                                                                   Director and General Counsel - Americas, UBS Global Asset
                                                                   Management (July 2000-July 2004) and General Counsel, Aeltus
                                                                   Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42)               Vice            Since October      Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas     President       2004               Stanley Investment Management Inc. (since October 2004);
New York, NY 10020                                                 Executive Director of the Investment Adviser and Morgan Stanley
                                                                   Investment Management Inc.; formerly Assistant Secretary and
                                                                   Assistant General Counsel of the Morgan Stanley Retail Funds.

                                                    TERM OF
                                 POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT       TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------   -------------   ----------------   -----------------------------------------------------------------
Stefanie V. Chang (39)          Vice            Since July 2003    Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas     President                          Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                 Vice President of the Institutional Funds (since December 1997)
                                                                   and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance
                                                                   US LLP).

Francis J. Smith (40)           Treasurer and   Treasurer since    Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust        Chief           July 2003 and      Administration (since December 2001); previously, Vice President
Harborside Financial Center,    Financial       Chief Financial    of the Retail Funds (September 2002-July 2003); Vice President of
Plaza Two,                      Officer         Officer since      the Investment Adviser and the Administrator (August 2000-
Jersey City, NJ 07311                           September 2002     November 2001).

Thomas F. Caloia (59)           Vice            Since July 2003    Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust        President                          of the Investment Adviser, the Distributor and the Administrator;
Harborside Financial Center,                                       previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                                         formerly First Vice President of the Investment Adviser, the
Jersey City, NJ 07311                                              Distributor and the Administrator.

Mary E. Mullin (38)             Secretary       Since July 2003    Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                        Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                 Secretary of the Institutional Funds (since June 1999) and the
                                                                   Retail Funds (since July 2003); formerly practiced law with the
                                                                   New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                   Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended November 30, 2005, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended November 30, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

39908RPT-RA06-00024P-Y11/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                           KLD SOCIAL INDEX FUND

                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2005

                                                REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                          $   26,938                     N/A

            NON-AUDIT FEES
                  AUDIT-RELATED FEES            $      540(2)  $                  (2)
                  TAX FEES                      $    5,237(3)  $                  (4)
                  ALL OTHER FEES                $        -     $                 -
            TOTAL NON-AUDIT FEES                $    5,777     $

            TOTAL                               $   32,715     $

          2004

                                                REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                          $   25,660                     N/A

            NON-AUDIT FEES
                  AUDIT-RELATED FEES            $      452(2)  $         3,746,495(2)
                  TAX FEES                      $    4,889(3)  $            79,800(4)
                  ALL OTHER FEES                $        -     $                 -(5)
            TOTAL NON-AUDIT FEES                $    5,341     $         3,826,295

            TOTAL                               $   31,001     $         3,826,295

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

  2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

  9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

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      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006